Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents [Abstract]
CASH AND CASH EQUIVALENTS
NOTE 6 –	CASH AND CASH EQUIVALENTS

	December 31,
	2025	2024
	USD in thousands

Cash and cash equivalents in NIS	1,226	858
Cash and cash equivalents in USD	355	2,213
Cash and cash equivalents in Euro	175	12
Cash and cash equivalents in other currency	7	2
	1,763	3,085